OPERATING LEASE (Tables)	12 Months Ended
Sep. 30, 2025
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	September 30, 2025	September 30, 2024

Operating lease assets:
Operating lease right of use assets	$113,250	$141,895
Total operating lease assets	113,250	141,895

Operating lease obligations:
Current operating lease liabilities	76,797	148,904
Non-current operating lease liabilities	36,601	-
Total operating lease obligations	$113,398	$148,904

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2025
Weighted-average remaining lease term	1.7

Weighted-average discount rate	3.76%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of September 30, 2025:

12 months ending September 30,	US$
2026	$79,023
2027	20,740
2028	16,969
Total lease payments	116,732
Less: imputed interest	(3,334)
Total lease liabilities	$113,398